Schedule of Supplemental Disclosures Related to Operating Lease (Details) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021	Jun. 30, 2020
Loss Contingencies [Line Items]
Cash paid for amounts included in the measurement of lease liabilities	$ 118,796	$ 220,328
Remaining lease term - operating leases (in years)	2 years 3 months	2 years 9 months
Average discount rate - operating leases	10.00%	10.00%
Short-term Right-of-use assets	$ 255,734	$ 243,406	$ 270,363
Long-term Right-of-use assets	355,129	486,253	835,393
Total operating lease assets	610,864
Short-term operating lease liabilities	256,579	239,521	372,285
Long-term operating lease liabilities	385,108	524,149	$ 767,729
Total operating lease liabilities	641,687	763,669
General and Administrative Expense [Member]
Loss Contingencies [Line Items]
Operating lease cost	$ 154,463	308,925
Short-term Right-of-use assets		243,406
Long-term Right-of-use assets		486,253
Total operating lease assets		729,659
Short-term operating lease liabilities		239,521
Long-term operating lease liabilities		524,149
Total operating lease liabilities		$ 763,670